Debt - Schedule of the Knight Debenture (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Knight Debenture [Abstract]
Original Debenture		$ 3,000,000
Unamortized Debt Discount		(279,061)
Debenture Prior to Accumulated Interest		2,720,939
Accumulated Interest		1,555,670
Debenture		$ 4,276,609